Description of the Business - Shares And Warrants Outstanding (Details) - shares	Mar. 31, 2023	Jan. 03, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Warrants, outstanding (in shares)	19,971,251
Class A shares
Class of Stock [Line Items]
Common stock, outstanding (in shares)	57,916,649		57,916,649
Class B shares
Class of Stock [Line Items]
Common stock, outstanding (in shares)	55,032,961	55,032,961	55,032,961